Related party transactions (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of transactions between related parties [abstract]
Schedule of consolidated financial statements the related party transactions

	2026	2025	2024
	USD	USD	USD

Associates:
Alps Globemedics
Agent commission	105,050	196,531	120,189
Management fee income	14,185	13,534	12,916

Related party:
Director
Agent commission	13,333	45,590	18,102
Management fee income	-	-	12,916
Patent License Agreement *	-		707,028

Major shareholder
Sale of cellular therapy	32,783	13,042	-

*	During the financial year ended March 31, 2024, the Company entered into a Patent License Agreement with a director of the Company, wherein the director shall grant to the Company an exclusive, royalty-free and non-transferable right and license all the patents stated in the agreement.

Schedule of key management personnel
	2026	2025	2024
	USD	USD	USD

Fee	34,659	79,998	71,811
Salaries and other emoluments	349,783	185,871	162,726
Defined contribution plans	32,078	20,555	19,255

	416,520	286,414	253,792